Acquisitions - Summary of Unaudited Pro forma Combined Results due to Acquisition (Details) - GroupBy [Member] - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Business Combination, Pro Forma Information [Line Items]
Revenue	$ 4,899,421	$ 9,272,808	$ 9,577,238
Net Loss	$ 8,912,539	$ (8,404,157)	$ (3,008,281)